Nelson Mullins Riley & Scarborough LLP Attorneys and Counselors at Law 101 Constitution Avenue, NW / Suite 900 / Washington, DC 20001 Tel: 202.712.2800 Fax: 202.712.2857 www.nelsonmullins.com	Jonathan H. Talcott Tel: 202.712.2806 Jon.talcott@nelsonmullins.com

July 25, 2011

By Hand Delivery

Kevin C. Rupert, Accountant

Division of Investment Management

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Washington, DC 20549

Re:	Monroe Capital Corporation

Form N-2

Filed March 3, 2011

File Nos. 333-172601; 814-00866

Dear Mr. Rupert:

In connection with the submission of Amendment No. 4 to the Registration Statement on Form N-2 of Monroe Capital Corporation dated July 25, 2011, please find enclosed three complete clean copies of the Form N-2/A, as well as one clean and two marked courtesy copies of the Form N-2/A without appendices. We have also enclosed one original and two additional courtesy copies of the response letter to comments received from you via telephone on June 29, 2011.

Please direct any questions or further communications relating to the enclosed to the undersigned at (202) 712-2806 or Scot Kees at (404) 322-6265. Thank you for your attention to this matter.

Very truly yours,

/s/ Jonathan H. Talcott

Jonathan H. Talcott

cc:	Theodore Koenig w/o enclosure

Daniel Duffy w/o enclosure

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